FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

5.     FINANCIAL RISK MANAGEMENT

(a)     Fair value estimation

The fair value hierarchy establishes three levels to classify fair value measurements based upon the observability of significant inputs used in the valuation techniques. The three levels of the fair value hierarchy are described below:

Level 1 -- Quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 -- Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)

Level 3 -- Inputs for the assets or liability that are not based on observable market data (that is, unobservable inputs)

The following table sets forth the Company's financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2019, 2018 and 2017. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

As at December 31, 2017:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2017 Convertible Notes	$—	$—	$20,007,559	$20,007,559
Derivative warrant financial liability from financing	$—	$—	$36,829,030	$36,829,030

As at December 31, 2018:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2017 Convertible Notes	$—	$—	$14,617,336	$14,617,336
Derivative warrant financial liability from financing	$—	$—	$190,303	$190,303

As at December 31, 2019:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2017 Convertible Notes	$—	$—	$5,400,189	$5,400,189
2019 Convertible Notes	$—	$—	$9,265,480	$9,265,480

The carrying amounts of financial assets and financial liabilities in each category are as follows:

		December 31,	December 31,	December 31,
	Note	2019	2018	2017
Amortized cost
Cash and cash equivalents	6	$5,292,833	$9,242,809	$17,507,157
Accounts receivable	7	715,696	647,143	1,334,923
Restricted cash	11	462,874	439,736	478,260
		$6,471,403	$10,329,688	$19,320,340

Other financial liabilities at amortized cost
Accounts payable and accrued liabilities (current)	14	$7,794,456	$4,610,560	$1,844,955
Accrued liabilities (non-current)	14	1,186,601	2,241,979	—

Financial liabilities at fair value through profit and loss
2017 Convertible Notes (current)	17	$5,400,189	1,423,224	4,261,597
2019 Convertible Notes (current)	17	1,090,561	—	—
Derivative liability from financing (current)		—	—	19,997,345
2017 Convertible Notes (non-current)	17	—	13,194,112	15,745,962
2019 Convertible Notes (non-current)	17	8,174,919	—	—
Derivative warrant liability from financing (non-current)		—	190,303	16,831,685
		$23,646,726	$21,660,178	$58,681,544

The carrying amounts of cash and cash equivalents, accounts receivable, restricted cash and accounts payable and accrued liabilities are considered a reasonable approximation of fair value due to their short-term nature.

(b)     Foreign exchange risk

A portion of the Company’s revenues are derived from product sales in Europe, denominated in Euros. Management has considered the stability of the foreign currency and the impact a change in the exchange rate may have on future earnings during the forecasting process. The Euro represents approximately 30% of the revenue for the year ended December 31, 2019 (year ended December 2018 and 2017: 23% and 65%, respectively). A 10% change in the foreign exchange rates for the Euro for foreign currency denominated accounts receivable will impact net income as at December 31, 2019 by approximately $6,288 (as at December 30, 2018 and 2017: $6,000 and $50,000, respectively), and a similar change in foreign currency denominated accounts payable, which are denominated in Canadian dollars and Euros will impact net income by approximately $80,654 and $176,569, respectively, as at December 31, 2019 (as at December 30, 2018  $13,000 and $30,000 and as at December 31 2017: $32,000 and $10,000). A similar change in foreign currency denominated cash and cash equivalents, and restricted cash, which are denominated in Canadian dollars and Euros will impact net income by approximately $5,254 and $2,780, respectively, as at December 31, 2019 (as at December 30, 2018 $4,837 and $5,855 and as at December 31 2017: $7,011 and $44,792). The Company does not hedge its foreign exchange risk.

(c)     Interest rate risk

The Company is not exposed to material cash flow interest rate risk on fixed rate cash balances, and short-term accounts receivable, accounts payable, 2017 Notes that do not accrue interest or 2019 Notes that have fixed interest terms.

(d)     Liquidity risk

As at December 31, 2019, the Company had $5,292,833 in cash and cash equivalents as compared to cash and cash equivalents of $9,242,809 at December 31, 2018. The Company is dependent on the profitable commercialization of its products or obtaining additional debt or equity financing to fund ongoing operations until profitability is achieved.

The Company monitors its cash flow on a monthly basis and compares actual performance to the budget for the period. The Company expects that its cash on hand as at December 31, 2019 and including the January 2020 Financing (see Subsequent Note 27) is sufficient to sustain operations until approximately August 2020 at the current burn rate, if the 2017 Notes are converted prior to the maturity date. If the 2017 Notes are paid out on the maturity date of May 17, 2020, the Company expects that it will have sufficient cash on hand to sustain operations until June 30, 2020 at the current burn rate. The Company may obtain additional debt or equity financing in future periods.  Further into the future the Company is dependent on the profitable commercialization of its products or obtaining additional debt or equity financing to fund ongoing operations until profitability is achieved.

Trade payables were aged as follows as at December 31, 2019 and do not include accrued liabilities. All trades payables are current liabilities:

Total
Current	$1,534,577
31-60 days	825,097
Over 60 days	1,633,529
$3,993,203

The following is an analysis of the contractual maturities of the Company’s non-derivative accrued liabilities as at December 31, 2019:

	Within One Year	Between One and Two Years

Collaboration, license and settlement agreements (undiscounted)	$1,250,000	$1,250,000
	$1,250,000	$1,250,000

(e)     Credit risk

Credit risk arises from the possibility that the entities to which the Company sells products may experience financial difficulty and be unable to fulfill their contractual obligations. This risk is mitigated by proactive credit management policies that include regular monitoring of the debtor’s payment history and performance. The Company does not require collateral from its customers as security for trade accounts receivable but may require certain customers to pay in advance of any work being performed or product being shipped.

The maximum exposure, if all of the Company’s customers were to default at the same time is the full carrying value of the trade accounts receivable as at December 31, 2019 is $597,505 (as at December 31, 2018 and 2017: $637,421 and $1,201,292, respectively). As at December 31, 2019, the Company had $148,814 (as at December 31, 2018 and 2017: $311,642 and $588,282, respectively) of trade accounts receivable that were overdue according to the customers’ credit terms.  During the year ended December 31, 2019 the Company wrote down $64,600, of accounts receivable owed by customers (year ended December 31, 2018 and 2017: $489,449 and $26,931 respectively).

The Company may also have credit risk related to its cash and cash equivalents and restricted cash, with a maximum exposure of $5,755,707 as at December 31, 2019 (as at December 31, 2018 and 2017: $9,682,545 and $17,985,417, respectively). The Company minimizes its risk to cash and cash equivalents and restricted cash by maintaining the majority of its balances with Canadian Chartered Banks.